Commitments (Tables)	12 Months Ended
Mar. 31, 2026
Commitments [Abstract]
Schedule of Commitments for Minimum Lease Payments

The following table summarizes the maturity of our lease liabilities as of March 31, 2026 and 2025:

	March 31, 2026	March 31, 2025
Less than one year	$132,215	$99,960
One to five years	369,392	370,076
More than five years	—	—
Total lease payments	$501,607	$470,036
Less: imputed interest	(115,697)	(125,500)
Lease Liabilities	$385,910	$344,536